STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	1 Months Ended															3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Apr. 30, 2018	Feb. 28, 2018	Dec. 31, 2017	Oct. 31, 2017	Sep. 30, 2017	Jul. 30, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Feb. 28, 2015	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018
Preferred stock, shares authorized	20,000,000				20,000,000											20,000,000			20,000,000	20,000,000	20,000,000
Preferred stock, par value	$ 0.0001				$ 0.0001											$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0				0											0			0	0	0
Preferred stock, shares outstanding	0				0											0			0	0	0
Common stock, shares authorized	500,000,000				500,000,000											500,000,000			500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.0001				$ 0.0001											$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	57,661,453				45,935,369											57,661,453			57,661,453	45,935,369	38,302,720
Common stock, shares outstanding	57,661,453				45,935,369											57,661,453			57,661,453	45,935,369	38,302,720
Unregistered common stock, Shares								200,000	548,215	1,300,000
Unregistered common stock, Amount								$ 40,000
Common stock shares issued, shares							1,667,600
Common stock shares issued, amount							$ 300,000														$ 1,225,000
Unregistered common stock to convert debt shares															200,000
Class of Warrant or Right, Outstanding	540,000	686,000			2,652,097											540,000	686,000	450,000	540,000	2,652,097
Warrant exercisable					41,667															41,667
Warrant Exercise Price					$ 0.30															$ 0.30
Purchase for stock option share							1,150,000
Weighted average strike price																				$ 0.324
Weighted average fair value of grant dates																				$ 166,912
Common stock warrants value	$ 33,656	$ 82,407														$ 33,656	$ 82,407	$ 84,875	$ 33,656
UnregisteredCommonShares [Member]
Common stock, shares issued					1,048,999															1,048,999
Granted Common Stock [Member]
Common stock, shares issued							1,911,684
Marketing support services [Member
Unregistered common stock, Shares					96,999
Unregistered common stock, Amount					$ 18,430
Consulting Agreement [Member]
Unregistered common stock, Shares													300,000
Unregistered common stock, Amount													$ 200
Consulting Services [Member]
Unregistered common stock, Shares													650,000
Unregistered common stock, Amount													$ 442,000
Unregistered common stock, Per Share													$ 0.68
Shareholder communications services [Member] | In January--February 2018 [Member]
Unregistered common stock, Shares																			800,000
Unregistered common stock, Amount																			$ 134,000
Convertible Note [Member]
Unregistered common stock, Shares			660,000
Unregistered common stock to convert debt, value			$ 47,248
Convertible Note [Member] | January-March 2018 [Member]
Unregistered common stock, Shares																			2,012,957
Unregistered common stock to convert debt, value																			$ 130,433
Private Placement [Member] | Convertible Note [Member]
Unregistered common stock, Shares					300,000
Unregistered common stock, Amount					$ 44,500
2016 Equity Incentive Plan [Member]
Unregistered common stock, Shares							67,600
Unregistered common stock, Amount							$ 10,140
Performance Shares [Member]
Common stock shares issued, shares							750,000
Convertible Note [Member]
Unregistered common stock, Shares					252,000
Unregistered common stock, Amount					$ 31,500
Chief Revenue Officer [Member]
Warrant Exercise Price							$ 0.35
Warrant Contractual Term							4 years
Stock option grant share							1,000,000
Immediately vested share							375,000
Quartely vested share							625,000
Financial Advisor [Member] | Consulting Agreement [Member]
Unregistered common stock, Shares						200,000			300,000	200,000
Unregistered common stock, Amount						$ 46,000
Unregistered common stock, Per Share									$ 0.25	$ 0.30
Financial Advisor [Member] | Outstanding Agreement [Member]
Unregistered common stock, Shares									96,999
Unregistered common stock, Amount									$ 29,100
Chief Financial Officer [Member]
Unregistered common stock, Shares							250,000
Unregistered common stock, Amount							$ 35,000
Noteholder [Member]
Unregistered common stock, Shares														133,333
Unregistered common stock, Amount														$ 40,000
Unregistered common stock to convert debt shares									151,216
Unregistered common stock to convert debt									$ 30,243
Warrant Exercise Price		$ 0.135															$ 0.135
Warrant Contractual Term																	2 years
Granted warrants shares		100,000															100,000
Convertible note purchase		$ 75,000															$ 75,000
Volerro Corporation [Member]
Unregistered common stock, Shares										400,000
Unregistered common stock, Amount										$ 168,000
Volerro Corporation [Member] | Shareholder communications services [Member]
Unregistered common stock, Shares	200,000
Unregistered common stock, Amount	$ 31,800
Investor [Member]
Common stock, shares issued												296,999
Unregistered common stock, Shares												96,999
Common stock shares issued, shares												200,000
Common stock shares issued, amount												$ 100,000
Common stock shares issued, per share												$ 0.50
Marketing support services												$ 29,100
Warrant Exercise Price					$ 0.40													$ 0.30		$ 0.40
Warrant Contractual Term																		5 years		4 years
Cashless exercise of warrants					200,000															200,000
Number of vesting shares per month					20,000															20,000
Granted warrants shares																		100,000
Convertible note purchase																		$ 100,000
Investor [Member] | Private Placement [Member]
Unregistered common stock, Shares										500,000				142,857
Unregistered common stock, Amount										$ 150,000				$ 50,000
Unregistered common stock, Per Share										$ 0.30				$ 0.35
Warrant exercisable					250,000															250,000
Warrant Exercise Price					$ 0.30															$ 0.30
Warrant Contractual Term																				4 years
Principal Officers [Member]
Unregistered common stock to convert debt shares											1,100,562
Unregistered common stock to convert debt, per Share											$ 0.30
Technical And Software Advisory Services [Member] | Consulting Services [Member]
Unregistered common stock, Shares													250,000
Investment Relations And Financial Communications Services [Member] | Consulting Services [Member]
Unregistered common stock, Shares													400,000
Investor One [Member]
Warrant exercisable					142,857															142,857
Warrant Exercise Price		$ 0.20			$ 0.35												$ 0.20	$ 0.01		$ 0.35
Warrant Contractual Term																	3 years	3 years		4 years
Granted warrants shares		480,000															480,000	150,000
Convertible note purchase		$ 176,000															$ 176,000	$ 150,000
Investor Two [Member]
Warrant Exercise Price					$ 0.20															$ 0.20
Warrant Contractual Term																				3 years
Cashless exercise of warrants					1,250,000															1,250,000
Investor Two [Member] | Private Placement [Member]
Warrant Exercise Price		$ 0.01															$ 0.01	$ 0.01
Warrant Contractual Term																	3 years	3 years
Granted warrants shares		106,000															106,000	200,000
Convertible note purchase		$ 53,000															$ 53,000	$ 100,000
Warrants issued to note holders		53,000															53,000	100,000
Warrants issued to placement agent		53,000															53,000	100,000
Creditor [Member]
Warrant exercisable					167,573															167,573
Warrant Exercise Price					$ 0.30															$ 0.30
Warrant Contractual Term																				3 years
Noteholder [Member] | Convertible Notes [Member]
Warrant Exercise Price	$ 0.01															$ 0.01			$ 0.01
Warrant Contractual Term																2 years
Granted warrants shares	390,000															390,000			390,000
Convertible note purchase	$ 390,000															$ 390,000			$ 390,000
Two Consultants [Member]
Warrant Contractual Term																2 years
Granted warrants shares	50,000															50,000			50,000
Warrants vesting	25,000															25,000			25,000
Warrant strike price per share	$ 0.25															$ 0.25			$ 0.25
Two Consultants [Member] | Shareholder communications services [Member] | July-August 2018 [Member]
Unregistered common stock, Shares																			712,500
Unregistered common stock, Amount																			$ 102,500
Two Noteholder [Member]
Warrant Exercise Price	$ 0.01															$ 0.01			$ 0.01
Warrant Contractual Term																2 years
Granted warrants shares	100,000															100,000			100,000
Convertible note purchase	$ 100,000															$ 100,000			$ 100,000
Three Consultants [Member] | Shareholder communications services [Member] | April-May 2018 [Member]
Unregistered common stock, Shares																			779,960
Unregistered common stock, Amount																			$ 109,770
Accredited Investor [Member] | Shareholder communications services [Member]
Unregistered common stock, Shares	93,333
Unregistered common stock, Amount	$ 14,000
Four Note Holders [Member] | Convertible Note [Member] | July-September 2018 [Member]
Unregistered common stock, Shares																			2,765,491
Unregistered common stock to convert debt, value																			$ 228,191
Three Holders [Member] | Convertible Note [Member] | April-June 2018 [Member]
Unregistered common stock, Shares																			3,861,843
Unregistered common stock to convert debt, value																			$ 256,086
Software Developer [Member]
Warrant Exercise Price					$ 0.25		$ 0.20													$ 0.25
Warrant Contractual Term					4 years		4 years													4 years
Purchase for stock option share					100,000
Stock option grant share							150,000
Shares a piece																				100,000
Licensed Broker Dealer [Member] | 2017 Private Offering [Member]
Unregistered common stock, Shares					300,000
Unregistered common stock, Amount					$ 44,500
Chief Revenue Officer [Member]
Unregistered common stock, Shares							500,000
Unregistered common stock, Amount							$ 85,000
Warrant Contractual Term							4 years
Chief Technology Officer [Member]
Unregistered common stock, Shares							850,000
Unregistered common stock, Amount							$ 132,500
Warrant Contractual Term							4 years
New Customers [Member]
Unregistered common stock, Shares							96,999
Unregistered common stock, Amount							$ 13,580
Accredited Investor 1[Member]
Unregistered common stock, Shares							560,660
Unregistered common stock, Amount							$ 28,033
Accredited Investor [Member]
Unregistered common stock, Shares							336,425
Unregistered common stock, Amount							$ 42,053
Two Software Developer [Member]
Warrant exercisable					200,000															200,000
Warrant Exercise Price					$ 0.25															$ 0.25
MarketingServicest [Member]
Warrant exercisable					50,000															50,000
Warrant Exercise Price					$ 0.17															$ 0.17
Warrant Contractual Term																				4 years
Secured Lender [Member]
Warrant exercisable					150,000															150,000
Warrant Exercise Price					$ 0.15															$ 0.15
Warrant Contractual Term																				4 years
Warrant to purchase					1,347,185															1,347,185
Secured Lender [Member] | Maximum [Member]
Shares reduced					$ 0.30															$ 0.30
Secured Lender [Member] | Minimum [Member]
Shares reduced					$ 0.65															$ 0.65
Board of Directors [Member]
Common stock shares vested quarterly																						62,500	62,500	62,500	62,500
John Bode [Member]
Unvested shares of common stock				250,000
Former Chief Technology Officer [Member]
Unregistered common stock, Shares		500,000
Unregistered common stock, Amount		$ 80,000
Financial Services [Member]
Warrant exercisable					100,000															100,000
Warrant Exercise Price					$ 0.30															$ 0.30
Warrant Contractual Term																				5 years
Stock option expense																				$ 166,912	$ 37,318
Debt holder [Member] | UnregisteredCommonShares [Member]
Unregistered common stock, Shares					100,000
Unregistered common stock, Amount					$ 19,000
Debt holder [Member] | UnregisteredCommonShares [Member] | Maximum [Member]
Interest rate					24.00%															24.00%
Debt holder [Member] | UnregisteredCommonShares [Member] | Minimum [Member]
Interest rate					12.00%															12.00%
Legal services [Member]
Warrant exercisable					100,000															100,000
Warrant Exercise Price					$ 0.25															$ 0.25
Warrant Contractual Term																				4 years